Derivative financial instruments - Determination of hedge effectiveness (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedging instrument used for calculating	$ 1,595
Change in value of the hedged item used for calculating ineffectiveness	(1,567)
Hedge ineffectiveness recognised in interest income	28
Fair-value hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value hedging instruments		$ (1,203)
Change in fair value hedge items attributed to hedged risk		1,192
Hedge ineffectiveness recognised in interest income		(11)
Cash-flow hedges
Disclosure of detailed information about hedged items [line items]
Hedge ineffectiveness recognised in interest income		(7)
Interest rate risk | Fair-value hedges | Interest rate contracts - Swap agreements
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedging instrument used for calculating	1,532
Change in value of the hedged item used for calculating ineffectiveness	(1,512)
Hedge ineffectiveness recognised in interest income	20
Interest rate risk | Fair-value hedges | Foreign exchange contracts - Cross currency swap agreements
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedging instrument used for calculating	192
Change in value of the hedged item used for calculating ineffectiveness	(190)
Hedge ineffectiveness recognised in interest income	2
Interest rate risk | Cash-flow hedges | Interest rate contracts - Swap agreements
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedging instrument used for calculating	(6)
Change in value of the hedged item used for calculating ineffectiveness	12
Hedge ineffectiveness recognised in interest income	6
Foreign currency and interest rate risks | Cash-flow hedges | Foreign exchange contracts - Cross currency swap agreements
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedging instrument used for calculating	6
Change in value of the hedged item used for calculating ineffectiveness	(6)
Foreign exchange risk | Net Investment Hedging | Forward contracts
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedging instrument used for calculating	(129)
Change in value of the hedged item used for calculating ineffectiveness	129
Parent Entity
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedging instrument used for calculating	1,702
Change in value of the hedged item used for calculating ineffectiveness	(1,676)
Hedge ineffectiveness recognised in interest income	26
Parent Entity | Fair-value hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value hedging instruments		(1,208)
Change in fair value hedge items attributed to hedged risk		1,197
Hedge ineffectiveness recognised in interest income		(11)
Parent Entity | Cash-flow hedges
Disclosure of detailed information about hedged items [line items]
Hedge ineffectiveness recognised in interest income		$ (11)
Parent Entity | Interest rate risk | Fair-value hedges | Interest rate contracts - Swap agreements
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedging instrument used for calculating	1,684
Change in value of the hedged item used for calculating ineffectiveness	(1,664)
Hedge ineffectiveness recognised in interest income	20
Parent Entity | Interest rate risk | Fair-value hedges | Foreign exchange contracts - Cross currency swap agreements
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedging instrument used for calculating	56
Change in value of the hedged item used for calculating ineffectiveness	(57)
Hedge ineffectiveness recognised in interest income	(1)
Parent Entity | Interest rate risk | Cash-flow hedges | Interest rate contracts - Swap agreements
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedging instrument used for calculating	(21)
Change in value of the hedged item used for calculating ineffectiveness	28
Hedge ineffectiveness recognised in interest income	7
Parent Entity | Foreign currency and interest rate risks | Cash-flow hedges | Foreign exchange contracts - Cross currency swap agreements
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedging instrument used for calculating	35
Change in value of the hedged item used for calculating ineffectiveness	(35)
Parent Entity | Foreign exchange risk | Net Investment Hedging | Forward contracts
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedging instrument used for calculating	(52)
Change in value of the hedged item used for calculating ineffectiveness	$ 52